LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Oct. 30, 2011
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
Schedule of long-term debt

	October 30,	October 31,
(in thousands)	2011	2010

Senior unsecured notes, with interest at 6.625%, interest due semi-annually through June 2011 maturity date	$–	$350,000

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	250,000	–

Less current maturities	–	350,000

Total	$250,000	$–